Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessor Disclosure [Abstract]
Direct financing and sales-type leases, (loss) gain	$ 144	$ 1,027